Summary of Significant Accounting Policies - Revenue Recognition and Concentrations of Credit Risk - Additional Information (Detail) - Customer	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Concentration Risk [Line Items]
Number of customers with an account receivable balance of more than 10% of total accounts receivable	1	1
Accounts Receivable [Member] | Customer [Member]
Concentration Risk [Line Items]
Aggregate account receivable of more than 10% of total accounts receivable	27.00%	30.00%